Income and Expenses - Schedule of Total Tax (Expense) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Current income tax expense	SFr (130)	SFr (127)	SFr (90)
Deferred tax income (expense)	290	20	35
Total tax benefit (expense)	SFr 160	SFr (107)	SFr (55)